Pension and Other Postretirement Benefits, Pension actual and target asset allocations (Details) - Pension Plan [Member]	Dec. 31, 2022	Dec. 31, 2021
Canadian plan fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	100.00%	100.00%
Target asset allocation (in hundredths)	100.00%	100.00%
United Kingdom LCC plan equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	34.00%	39.00%
Target asset allocation (in hundredths)	38.00%	38.00%
United Kingdom LCC plan fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	66.00%	61.00%
Target asset allocation (in hundredths)	62.00%	62.00%
United Kingdom Basell plan equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	22.00%	40.00%
Target asset allocation (in hundredths)	25.00%	40.00%
United Kingdom Basell plan fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	78.00%	60.00%
Target asset allocation (in hundredths)	75.00%	60.00%
United Kingdom A Schulman plan growth assets [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	22.00%	51.00%
Target asset allocation (in hundredths)	25.00%	50.00%
United Kingdom A Schulman plan matching assets [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	78.00%	49.00%
Target asset allocation (in hundredths)	75.00%	50.00%
United States plan equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	35.00%	32.00%
Target asset allocation (in hundredths)	35.00%	35.00%
Unites States plan fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	38.00%	40.00%
Target asset allocation (in hundredths)	39.00%	39.00%
Unites States plan alternative investments [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	27.00%	28.00%
Target asset allocation (in hundredths)	26.00%	26.00%